Supplemental Cash Flow Information (Details) - Schedule of Supplemental Cash Flow Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental cash flow information:
Cash paid for interest, net	$ 1,013	$ 230
Cash paid for Texas margin tax
Accrued capital expenditures	$ (38)